Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 54,182	$ 21,587
Accounts receivable	421,427	413,925
Inventory	35,272	35,158
Total current assets	510,881	470,670
Non-current assets:
Income taxes recoverable	682	1,602
Deferred tax assets	73,662	455
Property, plant and equipment	2,338,088	2,303,338
Intangibles	17,310	19,575
Right-of-use assets	63,438	60,032
Finance lease receivables	5,003
Investments and other assets	9,971	20,451
Total non-current assets	2,508,154	2,405,453
Total assets	3,019,035	2,876,123
Current liabilities:
Accounts payable and accrued liabilities	342,382	392,053
Income tax payable	3,026	2,991
Current portion of lease obligation	17,386	12,698
Current portion of long-term debt	2,848	2,287
Total current liabilities	365,642	410,029
Non-current liabilities:
Share based compensation	25,122	60,133
Provisions and other	7,140	7,538
Lease obligation	57,124	52,978
Long-term debt	914,830	1,085,970
Deferred tax liabilities	73,515	28,946
Total non-current liabilities	1,077,731	1,235,565
Shareholders' equity:
Shareholders' capital	2,365,129	2,299,533
Contributed surplus	75,086	72,555
Deficit	(1,012,029)	(1,301,273)
Accumulated other comprehensive income	147,476	159,714
Total shareholders' equity	1,575,662	1,230,529
Total liabilities and shareholders' equity	$ 3,019,035	$ 2,876,123